CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
REVENUES
Total revenues	$ 34,209,919	$ 28,849,362	$ 23,556,820
COST OF REVENUES
Total cost of revenues	22,825,033	18,596,207	15,062,490
GROSS PROFIT	11,384,886	10,253,155	8,494,330
OPERATING EXPENSES:
Selling	106,147	164,583	177,147
General and administrative	2,674,519	3,150,512	2,400,318
Research and development	80,948	112,668	136,690
(Recovery from) Provision for credit loss, net	(88,221)	471,454	(1,865,622)
Total operating expenses	2,773,393	3,899,217	848,533
INCOME FROM OPERATIONS	8,611,493	6,353,938	7,645,797
OTHER INCOME (EXPENSE)
Interest income	15,510	13,437	89,510
Interest expense	(106,130)	(64,658)	(68,656)
Other (expense) income, net	(92,939)	93,035	119,419
Total other (expense) income, net	(183,559)	41,814	140,273
INCOME BEFORE INCOME TAXES	8,427,934	6,395,752	7,786,070
INCOME TAXES EXPENSE	1,403,880	1,152,963	1,207,810
NET INCOME	7,024,054	5,242,789	6,578,260
Less: net loss attributable to noncontrolling interest	(393,652)	(539,229)	(197,479)
NET INCOME ATTRIBUTABLE TO CDT ENVIRONMENTAL TECHNOLOGY INVESTMENT HOLDINGS LIMITED	7,417,706	5,782,018	6,775,739
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(497,722)	(2,110,311)	428,196
TOTAL COMPREHENSIVE INCOME	6,526,332	3,132,478	7,006,456
Less: Comprehensive loss attributable to noncontrolling interest	(372,574)	(599,166)	(116,532)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CDT ENVIRONMENTAL TECHNOLOGY INVESTMENT HOLDINGS LIMITED	$ 6,898,906	$ 3,731,644	$ 7,122,988
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES - Basic	9,200,000	9,200,000	9,200,000
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES - Diluted	9,200,000	9,200,000	9,200,000
EARNINGS PER SHARE
EARNINGS PER SHARE - Basic	$ 0.81	$ 0.63	$ 0.74
EARNINGS PER SHARE - Diluted	$ 0.81	$ 0.63	$ 0.74
Sewage Treatment Systems [Member]
REVENUES
Total revenues	$ 32,267,593	$ 26,552,481	$ 20,272,996
COST OF REVENUES
Total cost of revenues	21,630,216	17,170,669	12,816,882
GROSS PROFIT	10,637,377	9,381,812	7,456,114
Sewage Treatment Services And Others [Member]
REVENUES
Total revenues	1,942,326	2,296,881	3,283,824
COST OF REVENUES
Total cost of revenues	1,194,817	1,425,538	2,245,608
GROSS PROFIT	$ 747,509	$ 871,343	$ 1,038,216